Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Transactions with key management personnel
Transactions with key management personnel (including directors) are noted in the table below:

	Years Ended December 31
	2017	2016
Short-term employee benefits	$7,840	$7,278
Share-based compensation	3,569	6,613
Termination payments	275	—
Total compensation for key management personnel	$11,684	$13,891